INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Taxes [Line Items]
Provisional tax benefit	$ 6,500
Deferred tax liabilities	$ 9,638	$ 6,675
Alternative minimum tax credit carry forwards		100
Federal
Income Taxes [Line Items]
Deferred tax liabilities		3,100
Net operating loss carryforwards		396,600
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards		$ 500,700